Fixed assets, net (Details) (USD $)			6 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended
	Jun. 30, 2012 item	Dec. 31, 2011	Jun. 30, 2012 Vessel USDPerTon	Dec. 31, 2011 Vessel	Feb. 29, 2012 Hyundai Together	Jun. 30, 2012 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Feb. 29, 2012 CMA CGM Melisande	Jun. 30, 2012 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Mar. 31, 2012 Hyundai Tenacity	Jun. 30, 2012 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	May 31, 2012 Hyundai Smart	Jun. 30, 2012 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Jun. 30, 2012 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Jun. 30, 2012 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item	Apr. 27, 2012 Montreal (ex Hanjin Montreal)
Vessel Cost
Balance at the beginning of the period			$ 3,703,782,000	$ 2,629,136,000
Additions			1,022,412,000	1,074,646,000	168,500,000			117,500,000			168,500,000			168,500,000			168,500,000		168,500,000
Disposal			(20,607,000)
Balance at the end of the period			4,705,587,000	3,703,782,000
Accumulated Depreciation
Balance at the beginning of the period			(461,831,000)	(355,653,000)
Additions			(66,907,000)	(106,178,000)
Disposal			15,802,000
Balance at the end of the period			(512,936,000)	(461,831,000)
Net Book Value
Balance at the beginning of the period	4,192,651,000	3,241,951,000	3,241,951,000	2,273,483,000
Additions			955,505,000	968,468,000
Disposal			(4,805,000)
Balance at the end of the period	4,192,651,000	3,241,951,000	4,192,651,000	3,241,951,000
Other disclosures
TEU	74,030					13,100	13,100		8,530	8,530		13,100	13,100		13,100	13,100	13,100	13,100	13,100	13,100
Period of charter					12 years			12 years			12 years			12 years			12 years		12 years
Net sale consideration																					5,600,000
Residual value of the fleet			$ 432,200,000	$ 361,500,000
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton)			300